Financial Risk Management - Schedule of Balances Held at the End of Year with an Analysis which Assesses Impact on Profit and Loss Due to Change in Exchange Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	$ 313	$ 129	$ (15)
Profit/(Loss)	(98,811)	(77,940)	$ (89,799)
+20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(729)	(1,353)
-20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	729	1,353
Bank Accounts | USD | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	2	402
Bank Accounts | USD | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	0	80
Bank Accounts | USD | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	0	(80)
Bank Accounts | CHF | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	68	87
Bank Accounts | CHF | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	15	18
Bank Accounts | CHF | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(15)	(18)
Bank Accounts | SGD | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	33	112
Bank Accounts | SGD | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	5	16
Bank Accounts | SGD | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(5)	(16)
Bank Accounts | EUR | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	147	46
Bank Accounts | EUR | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	35	10
Bank Accounts | EUR | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(35)	(10)
Trade and Other Receivables | CHF | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	1	2
Trade and Other Receivables | CHF | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	1	0
Trade and Other Receivables | CHF | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(1)	0
Trade and Other Receivables | SGD | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	141	141
Trade and Other Receivables | SGD | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	55	20
Trade and Other Receivables | SGD | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(55)	(20)
Trade and Other Receivables | EUR | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	110	43
Trade and Other Receivables | EUR | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	32	10
Trade and Other Receivables | EUR | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(32)	(10)
Trade Payables and Accruals | USD | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	(1,792)	(4,872)
Trade Payables and Accruals | USD | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(358)	(974)
Trade Payables and Accruals | USD | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	358	974
Trade Payables and Accruals | CHF | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	(37)	(37)
Trade Payables and Accruals | CHF | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(12)	(8)
Trade Payables and Accruals | CHF | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	12	8
Trade Payables and Accruals | SGD | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	(356)	(124)
Trade Payables and Accruals | SGD | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(53)	(18)
Trade Payables and Accruals | SGD | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	53	18
Trade Payables and Accruals | EUR | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	27	(124)
Trade Payables and Accruals | EUR | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(13)	(28)
Trade Payables and Accruals | EUR | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	13	28
Trade Payables and Accruals | AUD | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	(392)	(731)
Trade Payables and Accruals | AUD | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(59)	(100)
Trade Payables and Accruals | AUD | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	59	100
Trade Payables and Accruals | GBP | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	(47)	(60)
Trade Payables and Accruals | GBP | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(13)	(15)
Trade Payables and Accruals | GBP | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	13	15
Provisions | USD | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	(1,750)	0
Provisions | USD | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(350)	(350)
Provisions | USD | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	350	350
Provisions | SGD | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	(94)	(98)
Provisions | SGD | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(14)	(14)
Provisions | SGD | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	$ 14	$ 14